Consolidated Statements of Income - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Revenue:
Commissions		¥ 205,655	¥ 204,113
Fees from investment banking		82,911	94,586
Asset management and portfolio service fees		195,342	184,181
Net gain on trading		314,183	279,705
Gain on private equity and debt investments		10,700	4,751
Interest and dividends		1,302,391	1,551,508
Gain (loss) on investments in equity securities		3,988	(1,112)
Other		202,631	141,719
Total revenue		2,317,801	2,459,451
Interest expense		1,279,024	1,521,682
Net revenue	[1]	1,038,777	937,769
Non-interest expenses:
Compensation and benefits		381,389	369,181
Commissions and floor brokerage		91,969	88,954
Information processing and communications		116,366	112,510
Occupancy and related depreciation		33,248	34,445
Business development expenses		14,264	12,553
Other		104,614	84,185
Total non-interest expenses	[2]	741,850	701,828
Income before income taxes		296,927	235,941
Income tax expense		93,660	66,802
Net income		203,267	169,139
Less: Net income attributable to noncontrolling interests		6,624	1,814
Net income attributable to NHI shareholders		¥ 196,643	¥ 167,325
Basic-
Net income attributable to NHI shareholders per share		¥ 66.54	¥ 56.63
Diluted-
Net income attributable to NHI shareholders per share		¥ 64.53	¥ 54.58

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Includes primarily personnel expenses, occupancy, technology, and professional fees.